Accounts Receivable (Tables)	6 Months Ended
Jun. 30, 2025
Trade and other receivables [abstract]
Summary of Accounts Receivable	Accounts receivable break down as follows:

( € million)	June 30, 2025	December 31, 2024

Gross value	7,896	7,777

Allowances	(86)	(100)

Carrying amount	7,810	7,677

Summary of Gross Value of Overdue Receivables
The table below shows the ageing profile of overdue accounts receivable, based on gross value:

( € million)	Overdue accounts gross value	Overdue by <1 month	Overdue by 1-3 months	Overdue by 3-6 months	Overdue by 6-12 months	Overdue by > 12 months

As of June 30, 2025	386	122	103	73	48	40

As of December 31, 2024	650	316	194	87	9	44